3. Loans, Impaired (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans	$ 46,738	$ 49,901
Other real estate	6,254	7,576
Level 1
Impaired loans	0	0
Other real estate	0	0
Level 2
Impaired loans	0	0
Other real estate	0	0
Level 3
Impaired loans	46,738	49,901
Other real estate	6,254	7,576
Total gains losses for the year ended
Impaired loans	(7,986)	(11,864)
Other real estate	$ (1,136)	$ (1,322)